EVENTS AFTER THE REPORTING PERIOD (Narrative) (Details)	1 Months Ended		12 Months Ended
	Jan. 25, 2025	Jan. 24, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted			92,301	2,559,979
Exercise price | $ / shares			$ 1.11	$ 1.98
Restricted Share Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted				1,058,022
Deferred Share Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted			145,783	537,865
Events after reporting period [Member] | Stock Options [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted		1,362,415
Exercise price | $ / shares		$ 1.37
Expiration term of stock options granted	5 years
Events after reporting period [Member] | Restricted Share Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted		1,306,184
Events after reporting period [Member] | Deferred Share Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted		348,726